UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended				9 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
Revenue
Wireless applications	$ 1,924,472		$ 1,585,195		$ 5,680,586		$ 4,729,691
Operating Expenses
Royalties and application costs	804,937		776,881		2,465,270		2,194,512
Research and development	13,264		17,236		46,020		70,486
Compensation expense	764,559	[1]	959,195	[1]	3,155,100	[1]	2,332,979	[1]
Depreciation and amortization	163,292		179,534		478,227		498,609
General and administrative	950,488	[1]	478,707	[1]	3,024,169	[1]	1,587,120	[1]
Total operating expenses	2,696,540		2,411,553		9,168,786		6,683,706
Loss from operations	(772,068)		(826,358)		(3,488,200)		(1,954,015)
Other Income (Expenses)
Interest income	20				61
Interest expense	(490,987)		(144,380)		(1,078,540)		(310,457)
Net (loss) before income taxes	(1,263,035)		(970,738)		(4,566,679)		(2,264,472)
Provision for income taxes					(800)		(800)
Net income (loss)	(1,263,035)		(970,738)		(4,567,479)		(2,265,272)
Basic and diluted loss per share	$ (0.01)		$ (0.01)		$ (0.03)		$ (0.02)
Weighted average shares outstanding	134,185,887		131,710,414		133,101,030		130,779,655
Details of stock based compensation included within:
Stock based compensation - Compensation Expense	144,244		290,528		1,253,964		290,528
Stock based compensation - General and administrative	209,517				696,760		90,022
Stock based compensation - Total	$ 353,761		$ 290,528		$ 1,950,724		$ 380,550

[1]	Including stock based compensation.